COMMITMENTS - Movantik Acquisition (Details) - USD ($) $ in Thousands	Apr. 01, 2020	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets		$ 5,291	$ 5,547
Movantik
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 65,000
Useful life of assets (in years)	12 years 6 months